Condensed Financial Information of Tingo Group, Inc (Details) $ in Millions	Dec. 31, 2022 USD ($)
Consolidated Financial Statements [Abstract]
Cash and cash equivalents	$ 461.7
Net assets exceed percentage	25.00%